Deferred Charges, net (Details)	6 Months Ended
Jun. 30, 2025 USD ($) Vessel
Deferred Charges, net [Abstract]
Balance at beginning of period	$ 2,205,544
Additions	3,864,258
Amortization	(522,455)
Balance at end of period	$ 5,547,347
Dry Bulk Vessels [Member]
Deferred Charges, net [Abstract]
Number of vessels completing scheduled drydocking repairs | Vessel	3